Recoverable taxes	12 Months Ended
Dec. 31, 2023
Recoverable taxes
Recoverable taxes
7 Recoverable taxes

a. Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2023	12/31/2022
ICMS - State VAT (a.1)	1,365,128	1,312,990
PIS and COFINS - Federal VAT (a.2)	2,761,262	2,410,736
Others	77,249	59,545
Total	4,203,639	3,783,271
Current	1,462,269	1,610,312
Non-current	2,741,370	2,172,959

a.1 The recoverable ICMS net of provision for losses is substantially related to the following operations:

Tax credits recognized are mainly related to the following nature: a) transactions of inputs and outputs of products subject to taxation of the own ICMS; b) interstate outflows of oil-related products, whose ICMS was prepaid by the supplier (Petróleo Brasileiro S.A. (“Petrobras”)); c) credits for refunds of the ICMS-ST (tax substitution) overpaid when the estimated calculation base used is higher than that of the actual operation performed.

In the second quarter of 2023, with the enactment of Supplementary Law 192/22 (“LC 192/22”), the single-phase ICMS levy on LPG, diesel, biodiesel, gasoline, and anhydrous ethanol became effective. Due to the advent of this new calculation modality, the subsidiaries have stopped generating credits related to the refunds of ICMS-ST (tax substitution).

The amounts of recoverable ICMS are realized by the operation subjected to taxes itself, being a revolving credit, which means that the credits are monthly offset against the tax payable on sales and new credits are generated by the acquisition of inputs, as well as by the State's refund on tax substitution operations. Management estimates the realization of the credits classified in non-current assets within a term of up to 5 years.

The estimated recovery of ICMS credits is stated as follows:

Up to 1 year	508,145
From 1 to 2 years	381,560
From 2 to 3 years	238,701
From 3 to 5 years	236,722
Total recoverable ICMS, net of provision	1,365,128

The provision for ICMS losses, in the amount of R$ 49,732 (R$ 59,868 as of December 31, 2022), relates to tax credit of the subsidiaries whose amounts are not included within the term determined by its internal policies of provisioning.

a.2 The recoverable PIS and COFINS are substantially related to:

ICMS in the PIS and COFINS calculation basis - The balance of PIS and COFINS includes credits recorded under Laws 10,637/02 and 10,833/03, as well as amounts arising from a favorable decision regarding the exclusion of ICMS from the PIS and COFINS calculation basis.

Supplementary Law 192 – On March 11, 2022 Supplementary Law 192/22 was published to reduce the tax burden of the fuel supply chain. Art. 9 of said law established the reduction of the PIS and COFINS tax rates levied on diesel, biodiesel and LPG to zero through December 31, 2022, ensuring at the same time the maintenance of credits taken across the whole supply chain.

On May 18, 2022, Provisional Act 1,118/22 amended Supplementary Law 192/22 to eliminate the right to take PIS and Cofins credits on purchases of diesel, LPG and biodiesel by end consumers. With the enactment of said Provisional Act, on June 2, 2022, a Direct Unconstitutionality Action 7181 was filed to challenge the provision in MP 1,118/22. On June 21, 2022, the Federal Supreme Court unanimously ratified the decision that considered MP 1,118/22 unconstitutional due to violation of the 90-day principle.

Due to such court injunction and the non-conversion of Provisional Act 1,118/22 into law, the provisions in LC 192/22, which assured to all legal entities that are part of the fuel supply chain, including the Company’s subsidiaries, the maintenance of PIS and COFINS credits in connection with those transactions in the period from March 11, 2022 (LC 192/22 publication date) to August 15, 2022 (90 days after the publication of the provisional act that restricted the right to take credits on taxpayers), which, as decided by STF, must be the MP 1,118/22 effective date, remained in force.

As of December 31, 2023, the Company reassessed the estimated realization of its tax credits and recognized in the statement of income of 2023 on subsidiary Ipiranga credits in the amount of R$ 563,000 related to LC 192/22.

The Company, through its subsidiaries Ipiranga and Bahiana, has credits in the amount of R$ 1,088,303 (R$ 971,373 as of December 31, 2022) from the LC 192/22. The Management estimates the realization of these credits within up to 5 years from the constitution date.

The estimated recovery of PIS and COFINS credits is as follows:

Up to 1 year	876,876
From 1 to 2 years	565,008
From 2 to 3 years	640,791
From 3 to 4 years	350,942
From 4 to 5 years	327,645
Total recoverable PIS and COFINS	2,761,262

b. Recoverable income and social contribution taxes

Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries, arising from the tax advances of previous years, as well as lawsuits on the non-levy of IRPJ and CSLL on the monetary variation (SELIC) in the repetition of undue payments. The Management estimates the realization of these credits within up to 5 years.

	12/31/2023	12/31/2022
IRPJ and CSLL	396,405	499,517
Current	171,051	96,134
Non-current	225,354	403,383